Other income, net	12 Months Ended
Mar. 31, 2019
Expense By Nature [Abstract]
Other income, net

2.14 Other income, net

Accounting policy

Other income is comprised primarily of interest income, dividend income, gain/loss on investments and exchange gain/loss on forward and options contracts and on translation of other assets and liabilities. Interest income is recognized using the effective interest method. Dividend income is recognized when the right to receive payment is established.

Effective April 1, 2018, the Group has adopted IFRS interpretation IFRIC 22- Foreign Currency Transactions and Advance Consideration which clarifies the date of transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income when an entity has received or paid advance consideration in a foreign currency. The effect on account of adoption of this amendment was insignificant.

Functional currency and presentation currency

The functional currency of Infosys, Infosys BPM, EdgeVerve, Skava and controlled trusts is the Indian rupee. The functional currencies for foreign subsidiaries are their respective local currencies. These financial statements are presented in U.S. dollars (rounded off to the nearest million) to facilitate the investors’ ability to evaluate Infosys’ performance and financial position in comparison to similar companies domiciled in other geographic locations.

Transactions and translations

Foreign-currency denominated monetary assets and liabilities are translated into the relevant functional currency at exchange rates in effect at the balance sheet date. The gains or losses resulting from such translations are included in the net profit in the statement of comprehensive income. Non-monetary assets and non-monetary liabilities denominated in a foreign currency and measured at fair value are translated at the exchange rate prevalent at the date when the fair value was determined. Non-monetary assets and non-monetary liabilities denominated in a foreign currency and measured at historical cost are translated at the exchange rate prevalent at the date of transaction.

Transaction gains or losses realized upon settlement of foreign currency transactions are included in determining net profit for the period in which the transaction is settled. Revenue, expense and cash-flow items denominated in foreign currencies are translated into the relevant functional currencies using the exchange rate in effect on the date of the transaction.

The translation of financial statements of the entities of the group from functional currency to the presentation currency is performed for assets and liabilities using the exchange rate in effect at the balance sheet date and for revenue, expense and cash-flow items using the average exchange rate for the respective periods. The gains or losses resulting from such translation are included in currency translation reserves under other components of equity. When a subsidiary is disposed of, in full, the relevant amount is transferred to the net profit in the statement of comprehensive income. However, when a change in the parent's ownership does not result in loss of control of a subsidiary, such changes are recorded through equity.

Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the exchange rate in effect at the balance sheet date.

Government grants

The Group recognizes government grants only when there is reasonable assurance that the conditions attached to them shall be complied with, and the grants will be received. Government grants related to assets are treated as deferred income and are recognized in the net profit in the statement of comprehensive income on a systematic and rational basis over the useful life of the asset. Government grants related to revenue are recognized on a systematic basis in the statement of comprehensive income over the periods necessary to match them with the related costs which they are intended to compensate.

Other income consists of the following:

(Dollars in millions)
	Year ended March 31,
	2019	2018	2017
Interest income on financial assets carried at amortized cost	201	260	352
Interest income on financial assets fair valued through other comprehensive income	92	106	28
Dividend income on investments carried at fair value through profit or loss	—	1	4
Gain / (loss) on investments carried at fair value through profit or loss	24	39	18
Exchange gains / (losses) on forward and options contracts	27	—	89
Exchange gains / (losses) on translation of other assets and liabilities	18	36	(54)
Others	49	71	22
	411	513	459